Leases - Schedule of Right-of-Use Assets (Details) - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Right-of-Use Assets [Abstract]
Balance beginning	€ 35,311	€ 54,935
Additions from lease modification	42,644	41,944
Depreciation	(38,250)	(61,568)
Cancellation of lease	(4,164)
Balance ending	€ 35,541	€ 35,311